Note 11 - Other Assets (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure Text Block Supplement [Abstract]
Schedule of Other Assets [Table Text Block]
	December 31
	2015	2014

Deferred charges	$1,060	$1,338
Land use rights	743	1,151
Refundable deposits	483	565
Deferred income tax assets - noncurrent	203	114

	$2,489	$3,168